CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales by shipment destination:
Sales	260.5	1,109.3	1,051.4
Property, plant and equipment by geographic location:
Property, plant and equipment	611.6	379.3	412.2	614.1
Canada [Member]
Sales by shipment destination:
Sales	38.3	108.6	121.6
Property, plant and equipment by geographic location:
Property, plant and equipment		379.3	412.2
United States [Member]
Sales by shipment destination:
Sales	131.7	532.0	523.9
Asia and Australasia [Member]
Sales by shipment destination:
Sales	69.4	361.5	303.0
Latin America [Member]
Sales by shipment destination:
Sales	20.1	106.7	102.7
Europe and other [Member]
Sales by shipment destination:
Sales	1.0	0.5	0.2
Specialty Printing Papers [Member]
Sales by shipment destination:
Sales	171.8	606.7	635.1
Specialty Printing Papers [Member] | Canada [Member]
Sales by shipment destination:
Sales	25.4	60.5	79.9
Specialty Printing Papers [Member] | United States [Member]
Sales by shipment destination:
Sales	122.6	477.5	483.8
Specialty Printing Papers [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	14.3	34.1	36.9
Specialty Printing Papers [Member] | Latin America [Member]
Sales by shipment destination:
Sales	9.5	34.2	34.5
Specialty Printing Papers [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	0	0.4	0
Newsprint [Member]
Sales by shipment destination:
Sales	44.0	237.9	192.3
Newsprint [Member] | Canada [Member]
Sales by shipment destination:
Sales	12.9	48.1	41.7
Newsprint [Member] | United States [Member]
Sales by shipment destination:
Sales	9.1	53.4	40.1
Newsprint [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	11.4	64.1	42.3
Newsprint [Member] | Latin America [Member]
Sales by shipment destination:
Sales	10.6	72.3	68.2
Newsprint [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	0	0	0
Pulp [Member]
Sales by shipment destination:
Sales	44.7	264.7	224.0
Pulp [Member] | Canada [Member]
Sales by shipment destination:
Sales	0	0	0
Pulp [Member] | United States [Member]
Sales by shipment destination:
Sales	0	1.1	0
Pulp [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	43.7	263.3	223.8
Pulp [Member] | Latin America [Member]
Sales by shipment destination:
Sales	0	0.2	0
Pulp [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	1.0	0.1	0.2
Predecessor [Member]
Sales by shipment destination:
Sales				797.7	1,079.7	1,051.4
Property, plant and equipment by geographic location:
Property, plant and equipment					386.3	1,285.6
Predecessor [Member] | Canada [Member]
Sales by shipment destination:
Sales				109.5
Predecessor [Member] | United States [Member]
Sales by shipment destination:
Sales				384.1
Predecessor [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales				234.5
Predecessor [Member] | Latin America [Member]
Sales by shipment destination:
Sales				67.6
Predecessor [Member] | Europe and other [Member]
Sales by shipment destination:
Sales				2.0
Predecessor [Member] | Specialty Printing Papers [Member]
Sales by shipment destination:
Sales				503.8
Predecessor [Member] | Specialty Printing Papers [Member] | Canada [Member]
Sales by shipment destination:
Sales				78.4
Predecessor [Member] | Specialty Printing Papers [Member] | United States [Member]
Sales by shipment destination:
Sales				356.6
Predecessor [Member] | Specialty Printing Papers [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales				38.2
Predecessor [Member] | Specialty Printing Papers [Member] | Latin America [Member]
Sales by shipment destination:
Sales				30.2
Predecessor [Member] | Specialty Printing Papers [Member] | Europe and other [Member]
Sales by shipment destination:
Sales				0.4
Predecessor [Member] | Newsprint [Member]
Sales by shipment destination:
Sales				134.1
Predecessor [Member] | Newsprint [Member] | Canada [Member]
Sales by shipment destination:
Sales				31.1
Predecessor [Member] | Newsprint [Member] | United States [Member]
Sales by shipment destination:
Sales				27.5
Predecessor [Member] | Newsprint [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales				38.1
Predecessor [Member] | Newsprint [Member] | Latin America [Member]
Sales by shipment destination:
Sales				37.4
Predecessor [Member] | Newsprint [Member] | Europe and other [Member]
Sales by shipment destination:
Sales				0
Predecessor [Member] | Pulp [Member]
Sales by shipment destination:
Sales				159.8
Predecessor [Member] | Pulp [Member] | Canada [Member]
Sales by shipment destination:
Sales				0
Predecessor [Member] | Pulp [Member] | United States [Member]
Sales by shipment destination:
Sales				0
Predecessor [Member] | Pulp [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales				158.2
Predecessor [Member] | Pulp [Member] | Latin America [Member]
Sales by shipment destination:
Sales				0
Predecessor [Member] | Pulp [Member] | Europe and other [Member]
Sales by shipment destination:
Sales				1.6